Earnings (Loss) Per Share - Summary of Potential Common Stock Outstanding Excluded from Computation of Diluted Net Loss Per Share (Parenthetical) (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2020	Dec. 01, 2020	Dec. 31, 2020	Nov. 25, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock, issued				347,770,673
Proceeds from issuance of Class A Common Stock pursuant to Legacy QuantumScape Series F Preferred Stock Purchase Agreement, net of issuance costs			$ 99,800
Class A Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock, issued	207,769,091		207,769,091		81,720,530
Class A Common Stock | VGA
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock, issued	15,221,334	15,221,334	15,221,334
Proceeds from issuance of Class A Common Stock pursuant to Legacy QuantumScape Series F Preferred Stock Purchase Agreement, net of issuance costs	$ 100,000	$ 100,000	$ 100,000